State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF Average Annual Total Returns		12 Months Ended	32 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MarketAxess U.S. Investment Grade 400 Corporate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.91%	2.92%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	1.02%	(1.93%)	(0.33%)	1.35%
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.76%	2.80%
Performance Inception Date	May 12, 2022
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.44%)	0.55%
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.04%	1.17%